Income Taxes (Tables)	12 Months Ended
Aug. 31, 2012
Income Taxes [Abstract]
Provisions for income taxes and the difference between the statutory federal income tax rate and effective tax rate
The provision for income taxes consists of the following (in millions):

	2012	2011	2010
Current provision -
Federal	$890	$1,301	$1,129
State	120	147	90
	1,010	1,448	1,219
Deferred provision -
Federal	251	113	62
State	(12)	19	1
	239	132	63
Income tax provision	$1,249	$1,580	$1,282

The difference between the statutory federal income tax rate and the effective tax rate is as follows:

	2012	2011	2010
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	2.1	2.6	2.2
Medicare Part D Subsidy	-	-	1.3
Other	(0.1)	(0.8)	(0.5)
Effective income tax rate	37.0%	36.8%	38.0%

Deferred Tax Assets and Liabilities Included in the Consolidated Balance Sheet
The deferred tax assets and liabilities included in the Consolidated Balance Sheets consist of the following (in millions):

	2012	2011
Deferred tax assets -
Postretirement benefits	$217	$214
Compensation and benefits	182	165
Insurance	157	226
Accrued rent	142	112
Tax benefits	214	327
Stock compensation	189	179
Inventory	96	143
Other	92	78
Subtotal	1,289	1,444
Less: Valuation allowance	19	91
Total deferred tax assets	1,270	1,353
Deferred tax liabilities -
Accelerated depreciation	1,332	1,176
Inventory	534	476
Intangible assets	28	49
Other	80	31
Subtotal	1,974	1,732
Net deferred tax liabilities	$704	$379

Reconciliation of the total amounts of unrecognized tax benefits
The following table provides a reconciliation of the total amounts of unrecognized tax benefits for fiscal 2012 (in millions):

	2012	2011	2010
Balance at beginning of year	$94	$93	$128
Gross increases related to tax positions in a prior period	100	25	12
Gross decreases related to tax positions in a prior period	(49)	(68)	(57)
Gross increases related to tax positions in the current period	53	54	37
Settlements with taxing authorities	(1)	(8)	(21)
Lapse of statute of limitations	-	(2)	(6)
Balance at end of year	$197	$94	$93